Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K (“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive compensation actually paid by the Company and the financial performance of the Company using selected financial performance measures over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). Please refer to our “Compensation Discussion and Analysis” section for a discussion of the Company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made at First Advantage.

The following table includes a calculation of compensation, “compensation actually paid,” that differs significantly from the way in which the Company views annual compensation decisions, as discussed in the Compensation Discussion and Analysis, and from the Summary Compensation Table calculation of compensation.

Year (a)	Summary Compensation Table total for PEO ($)(b)	Compensation Actually Paid to PEO ($)(c)	Average Summary Compensation Table Total for non-PEO Named Executive Officers ($)(d)	Average Compensation Actually Paid to non-PEO Named Executive Officers ($)(e)	Value of Initial Fixed $100 Investment on Jun. 23, 2021 Based on:		Net Income ($) (thousands) (h)	Revenues ($) (thousands) (h)
					Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return ($)(g)
2024	616,667	3,540,164	1,809,373	1,969,736	105.58	92.45	(110,273)	860,205
2023	704,996	11,156,971	569,314	2,487,961	93.79	91.56	37,293	763,761
2022	757,623	(13,962,498)	1,501,542	(937,668)	65.99	79.55	64,604	810,023
2021	7,169,796	38,633,862	2,689,670	10,778,584	96.65	100.56	16,051	712,295

(a)
The Principal Executive Officer (“PEO”) for each of 2021, 2022, 2023, and 2024 was Mr. Staples. The non-PEO Named Executive Officers for 2021 were Messrs. Gamsey and Jaeger. The non-PEO Named Executive Officers for 2022 and 2023 were Messrs. Gamsey, Jaeger, and Jardine and Ms. Smith. The non-PEO Named Executive Officers for 2024 were Messrs. Gamsey, Jaeger, Marks, Nairne, and Jardine and Ms. Smith.
(b)
The dollar amounts reported represent the total compensation for our PEO from the Summary Compensation Table included in this Proxy Statement.
(c)
The dollar amounts reported represent compensation actually paid to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement. The Performance Award Vesting Modification did not have an impact on the fair value of the related awards. As such, no incremental adjustment is required to the amount reported as compensation actually paid.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:					Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year

					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

2024	616,667	(2,821,945)	3,009,784	2,788,020	--	(52,362)	--	3,540,164
2023	704,996	--	--	8,089,501	--	407,845	1,954,629	11,156,971
2022	757,623	--	--	(14,661,196)	--	(58,925)	--	(13,962,498)
2021	7,169,796	(6,165,446)	13,743,169	17,383,521	4,243,232	2,259,590	--	38,633,862
(d)
The dollar amounts reported represent the total compensation for our Non-PEO Named Executive Officers from the Summary Compensation Table included in this Proxy Statement.
(e)
The dollar amounts reported represent the average compensation actually paid to the non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the average amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement. The Performance Award Vesting Modification did not have an impact on the fair value of the related awards. As such, no incremental adjustment is required to the amount reported as compensation actually paid.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:					Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year

					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

2024	1,809,373	(979,408)	1,011,298	152,636	--	(24,164)	--	1,969,736
2023	569,314	(32,906)	51,455	1,599,578	--	56,190	244,329	2,487,961
2022	1,501,542	(941,923)	804,060	(2,285,384)	--	(15,964)	--	(937,668)
2021	2,689,670	(1,810,320)	3,923,912	4,345,883	1,064,545	564,895	--	10,778,584
(f)
Reflects our cumulative shareholder returns for the years ended December 31, 2024, 2023, 2022, and 2021, assuming the investment of $100 in our common stock at the close of the market on June 23, 2021, the date that our common stock commenced trading on the Nasdaq Global Select Market, and that dividends paid by Company are reinvested.
(g)
Our peer group identified in this Proxy Statement in “Compensation Discussion and Analysis” was utilized for the calculations in this column. This column reflects the peer group’s cumulative shareholder returns assuming an initial investment of $100 in the peer group at the close of trading on June 23, 2021 and the reinvestment of all dividends. The calculation is additionally adjusted for HireRight Holdings Corporation, Instructure Holdings, Inc., and Sterling Check Corp., each having their IPO on October 29, 2021, July 22, 2021, and September 23, 2021, respectively, and each having delisted as a public company in 2024.
(h)
Net income and revenues are as reported in our audited consolidated financial statements our 2024 Form 10-K. Revenues were determined to be the most important financial performance measure linking Compensation Actually Paid to Company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name	Revenues
Named Executive Officers, Footnote
(a)
The Principal Executive Officer (“PEO”) for each of 2021, 2022, 2023, and 2024 was Mr. Staples. The non-PEO Named Executive Officers for 2021 were Messrs. Gamsey and Jaeger. The non-PEO Named Executive Officers for 2022 and 2023 were Messrs. Gamsey, Jaeger, and Jardine and Ms. Smith. The non-PEO Named Executive Officers for 2024 were Messrs. Gamsey, Jaeger, Marks, Nairne, and Jardine and Ms. Smith.

Peer Group Issuers, Footnote	This column reflects the peer group’s cumulative shareholder returns assuming an initial investment of $100 in the peer group at the close of trading on June 23, 2021 and the reinvestment of all dividends. The calculation is additionally adjusted for HireRight Holdings Corporation, Instructure Holdings, Inc., and Sterling Check Corp., each having their IPO on October 29, 2021, July 22, 2021, and September 23, 2021, respectively, and each having delisted as a public company in 2024.
PEO Total Compensation Amount	$ 616,667	$ 704,996	$ 757,623	$ 7,169,796
PEO Actually Paid Compensation Amount	$ 3,540,164	11,156,971	(13,962,498)	38,633,862
Adjustment To PEO Compensation, Footnote
(c)
The dollar amounts reported represent compensation actually paid to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement. The Performance Award Vesting Modification did not have an impact on the fair value of the related awards. As such, no incremental adjustment is required to the amount reported as compensation actually paid.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:					Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year

					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

2024	616,667	(2,821,945)	3,009,784	2,788,020	--	(52,362)	--	3,540,164
2023	704,996	--	--	8,089,501	--	407,845	1,954,629	11,156,971
2022	757,623	--	--	(14,661,196)	--	(58,925)	--	(13,962,498)
2021	7,169,796	(6,165,446)	13,743,169	17,383,521	4,243,232	2,259,590	--	38,633,862

Non-PEO NEO Average Total Compensation Amount	$ 1,809,373	569,314	1,501,542	2,689,670
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,969,736	2,487,961	(937,668)	10,778,584
Adjustment to Non-PEO NEO Compensation Footnote
(e)
The dollar amounts reported represent the average compensation actually paid to the non-PEO Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid during the applicable year. The below table describes the average amounts that were deducted from or added to the Summary Compensation Table included in this Proxy Statement. The Performance Award Vesting Modification did not have an impact on the fair value of the related awards. As such, no incremental adjustment is required to the amount reported as compensation actually paid.

Year (a)	Summary Compensation Table total	Deduct: Equity award amounts reported in the Summary Compensation Table total	Add or Subtract the Following:					Equals: Compensation Actually Paid
			The year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year

The amount of change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year

					For awards that are granted and vest in the same covered fiscal year, the fair value as of the vesting date	For awards granted in prior years that vest in the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value

The dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year

2024	1,809,373	(979,408)	1,011,298	152,636	--	(24,164)	--	1,969,736
2023	569,314	(32,906)	51,455	1,599,578	--	56,190	244,329	2,487,961
2022	1,501,542	(941,923)	804,060	(2,285,384)	--	(15,964)	--	(937,668)
2021	2,689,670	(1,810,320)	3,923,912	4,345,883	1,064,545	564,895	--	10,778,584

Tabular List, Table

Financial Performance Measures

The three financial performance measures listed in the following table represent an unranked list of the “most important” financial performance measures linking compensation actually paid to the Named Executive Officers for 2024 and company performance. We do not consider any one of the following financial performance measures to be the most important measure for our company or executive compensation program. Additional financial performance measures, based on an absolute and relative basis, and other measures were used to link executive pay to company performance as further described in “Compensation Discussion and Analysis.”

Measure	Definition
Revenues	Revenues as reported in our audited consolidated financial statements our 2024 Form 10-K.
Adjusted EBITDA

We define Adjusted EBITDA as net income before interest, taxes, depreciation, and amortization, and as further adjusted for loss on extinguishment of debt, share-based compensation, transaction and acquisition-related charges, integration and restructuring charges, and other non-cash charges. We exclude the impact of share-based compensation because it is a non-cash expense and we believe that excluding this item provides meaningful supplemental information regarding performance and ongoing cash generation potential. We exclude loss on extinguishment of debt, transaction and acquisition related charges, integration and restructuring charges, and other charges because such expenses are episodic in nature and have no direct correlation to the cost of operating our business on an ongoing basis.

Adjusted EBITDA Margin	We define Adjusted EBITDA Margin as Adjusted EBITDA divided by revenues.

Total Shareholder Return Amount	$ 105.58	93.79	65.99	96.65
Peer Group Total Shareholder Return Amount	92.45	91.56	79.55	100.56
Net Income (Loss)	$ (110,273,000)	$ 37,293,000	$ 64,604,000	$ 16,051,000
Company Selected Measure Amount	860,205,000	763,761,000	810,023,000	712,295,000
PEO Name	Mr. Staples	Mr. Staples	Mr. Staples	Mr. Staples
Additional 402(v) Disclosure
(h)
Net income and revenues are as reported in our audited consolidated financial statements our 2024 Form 10-K. Revenues were determined to be the most important financial performance measure linking Compensation Actually Paid to Company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v).

Measure:: 1
Pay vs Performance Disclosure
Name	Revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,821,945)			$ (6,165,446)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,009,784			13,743,169
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,788,020	$ 8,089,501	$ (14,661,196)	17,383,521
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,243,232
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(52,362)	407,845	(58,925)	2,259,590
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,954,629
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(979,408)	(32,906)	(941,923)	(1,810,320)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,011,298	51,455	804,060	3,923,912
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,636	1,599,578	(2,285,384)	4,345,883
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,064,545
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (24,164)	56,190	$ (15,964)	$ 564,895
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 244,329